Financial instruments - Fair values and risk management - Schedule of cash flow hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges - recycling into P&L (Note 15)	$ 0	$ (25,749)	$ 0
Cash flow hedges - effective portion of changes in fair value (Note 15)	1,005	(6,164)	30,657
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(2,145)	(1,140)	$ (33,053)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges - recycling into P&L (Note 15)		25,749
Cash flow hedges - effective portion of changes in fair value (Note 15)	1,005	(6,164)
Cash flow hedges | Interest rate risk | Variable-rate instruments
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	(1,005)	6,164
Cash flow hedges - recycling into P&L (Note 15)	0	24,717
Cash flow hedge reserve	2,145	1,140
Cash flow hedges | Interest rate risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Cash flow hedges - recycling into P&L (Note 15)	0	24,717
Nominal amount	111,545	93,607
Carrying amount - Assets	2,145	1,286
Carrying amount - Liabilities	0	146
Cash flow hedges - effective portion of changes in fair value (Note 15)	1,005	(6,164)
Hedge ineffectiveness recognized in profit or loss	0	37
Cash flow hedges | Interest rate risk | 1-6 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (49,242)	$ (22,916)
Average fixed interest rate	3.29%	3.26%
Cash flow hedges | Interest rate risk | 6-12 months
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (46,055)	$ (18,039)
Average fixed interest rate	3.29%	3.26%
Cash flow hedges | Interest rate risk | More than 1 year
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ (429,462)	$ (50,392)
Average fixed interest rate	3.29%	3.26%
Cash flow hedges | Fx rate risk | Fx Euro hedge
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	$ 0	$ 0
Cash flow hedges - recycling into P&L (Note 15)	0	1,032
Cash flow hedge reserve	$ 0	0
Nominal amount		0
Carrying amount - Assets		0
Carrying amount - Liabilities		0
Cash flow hedges - effective portion of changes in fair value (Note 15)		0
Hedge ineffectiveness recognized in profit or loss		$ 0